Net Income (Loss) per Common Unit - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended
	Apr. 27, 2018	Mar. 31, 2018
Class B Units [Member]
Distribution Made to Limited Partner [Line Items]
Discount upon issuance of Class B units representing beneficial conversion feature		$ 2,130
Cheniere Holdings [Member] | Class B Units [Member] | Effective Yield Method [Member]
Distribution Made to Limited Partner [Line Items]
Amortization of Beneficial Conversion Feature of Class B Units		888.70%
Blackstone [Member] | Class B Units [Member] | Effective Yield Method [Member]
Distribution Made to Limited Partner [Line Items]
Amortization of Beneficial Conversion Feature of Class B Units		966.10%
Subsequent Event [Member] | Common Units [Member]
Distribution Made to Limited Partner [Line Items]
Distribution Made to Limited Partner, Distributions Declared, Per Unit	$ 0.55
Subsequent Event [Member] | Subordinated Units [Member]
Distribution Made to Limited Partner [Line Items]
Distribution Made to Limited Partner, Distributions Declared, Per Unit	$ 0.55